Presentation of the Financial Statements - Summary of Amount of Adjustment for Each Financial Statement Line Item Affected by Application of IFRS 16 (Detail) - GBP (£)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	£ 10,348,000,000		£ 11,058,000,000	£ 10,860,000,000
Right of use assets	966,000,000		1,071,000,000
Other non-current assets	1,020,000,000		1,576,000,000
Deferred tax assets	4,096,000,000		3,887,000,000
Current assets
Trade and other receivables	7,202,000,000		6,423,000,000
Current liabilities
Trade and other payables	(14,939,000,000)		(14,037,000,000)
Provisions	0
Short-term borrowings	(6,918,000,000)		(5,793,000,000)
Non-current liabilities
Long-term borrowings	(23,590,000,000)		(20,271,000,000)
Other non-current liabilities	(844,000,000)		(938,000,000)
Provisions	(670,000,000)		(691,000,000)
Deferred tax liabilities	(3,810,000,000)		(1,156,000,000)
Net assets	18,357,000,000		3,672,000,000
Retained earnings	4,530,000,000		(2,716,000,000)
Total equity	£ 18,357,000,000		3,672,000,000	£ 3,489,000,000	£ 4,963,000,000
Previously stated [member]
Non-current assets
Property, plant and equipment		£ 11,058,000,000
Other non-current assets		1,576,000,000
Deferred tax assets		3,887,000,000
Current assets
Trade and other receivables		6,423,000,000
Current liabilities
Trade and other payables		(14,037,000,000)
Provisions		(732,000,000)
Short-term borrowings		(5,793,000,000)
Non-current liabilities
Long-term borrowings		(20,271,000,000)
Other non-current liabilities		(938,000,000)
Provisions		(691,000,000)
Deferred tax liabilities		(1,156,000,000)
Net assets		3,672,000,000
Retained earnings		(2,716,000,000)	(2,137,000,000)
Total equity		3,672,000,000	£ 3,672,000,000
IFRS 16 adjustments [member]
Non-current assets
Property, plant and equipment		(98,000,000)
Right of use assets		1,071,000,000
Other non-current assets		(11,000,000)
Deferred tax assets		39,000,000
Current assets
Trade and other receivables		3,000,000
Current liabilities
Trade and other payables		10,000,000
Provisions		32,000,000
Short-term borrowings		(229,000,000)
Non-current liabilities
Long-term borrowings		(1,074,000,000)
Other non-current liabilities		160,000,000
Provisions		3,000,000
Deferred tax liabilities		1,000,000
Net assets		(93,000,000)
Retained earnings		(93,000,000)
Total equity		(93,000,000)
As restated [member]
Non-current assets
Property, plant and equipment		10,960,000,000
Right of use assets		1,071,000,000
Other non-current assets		1,565,000,000
Deferred tax assets		3,926,000,000
Current assets
Trade and other receivables		6,426,000,000
Current liabilities
Trade and other payables		(14,027,000,000)
Provisions		(700,000,000)
Short-term borrowings		(6,022,000,000)
Non-current liabilities
Long-term borrowings		(21,345,000,000)
Other non-current liabilities		(778,000,000)
Provisions		(688,000,000)
Deferred tax liabilities		(1,155,000,000)
Net assets		3,579,000,000
Retained earnings		(2,809,000,000)
Total equity		£ 3,579,000,000